Line of Credit and Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Line Of Credit Facility [Abstract]
Line of Credit and Long-Term Debt

5. Line of Credit and Long-Term Debt

The outstanding balance of the term loan at December 31, 2017 and June 30, 2018 was $70.0 million and $10.0 million, respectively. There was no outstanding balance of the revolving line of credit at December 31, 2017 and June 30, 2018. The Company was in compliance with all applicable covenants as of December 31, 2017 and June 30, 2018.

In 2017, the Company amended its existing credit facility in connection with the consummation of its initial public offering. Such amendment required that the Company use a portion of its net proceeds to repay $90.0 million of borrowings outstanding under its term loan facility to reduce the aggregate outstanding principal amount thereof to $70.0 million. This repayment was subject to a prepayment premium of 1.50% approximately $1.4 million, which is recorded as interest expense. As a result of this paydown, the Company incurred a $1.7 million loss on the modification and partial extinguishment of debt which was also recorded as interest expense in the consolidated statements of operations for the years ended December 31, 2017. In October 2017, in connection with its new corporate headquarters lease, the Company executed a standby letter of credit in the amount of $6.0 million. The term loan and the credit facility both bear interest based on the adjusted LIBOR rate, as defined in the credit agreement, with a 1% floor plus an applicable margin of 4.5%.

The Company has incurred total debt issuance costs of $4.5 million in connection with these loan and security agreements of which $1.4 million relates to the modified agreement as of December 31, 2017. These costs are being amortized to interest expense over the life of the debt on a straight-line basis, which approximates the interest method.

On June 29, 2018, the Company voluntarily prepaid $60.0 million of the borrowings outstanding under its remaining term loan to reduce the aggregate outstanding principal balance to $10.0 million. This repayment was subject to a prepayment premium of 0.50%, approximately $0.3 million, which is recorded as interest expense. In connection with the debt paydown, the Company incurred a $1.5 million loss on the modification and partial extinguishment of debt which was also recorded as interest expense in the consolidated statements of operations for the six months ended June 30, 2018.

Amortization of debt issuance costs for the existing loan and security agreement as of June 30, 2017 and June 30, 2018, was approximately $0.3 million and $0.2 million, respectively, and was recorded in interest expense in the accompanying condensed consolidated statements of operations. As of June 30, 2018, the balance of long-term debt is $9.6 million, which is presented net of $0.4 million of unamortized debt issuance costs. The maturity date on the term loan is August 16, 2021, with principal payment due in full on the maturity date, and interest payments due quarterly. The rate prevalent at June 30, 2018 was 6.8% consisting of the 2.3% LIBOR rate, plus an applicable margin of 4.5% for the term loan and the revolving credit facility.

8. Line of Credit and Long-Term Debt

In 2014, the Company entered into a loan and security agreement with a financial institution in the amount of $110 million, consisting of a term loan facility of $100 million and a revolving loan facility of up to $10 million. The loan and security agreement established first security for the financial institution over all assets of the Company. Borrowings under this agreement bore interest based on LIBOR and was 3.7% per annum on the term loan and 3.5% on the revolving loan at December 31, 2015. The maturity date on the term loan was September 2019 and on the revolving loan was January 2016. The outstanding loans were repaid in full in August 2016, as discussed below.

The Company incurred debt issuance costs of $0.7 million in connection with this loan and security agreement. These costs were amortized to interest expense over the term, through the debt extinguishment in 2016.

In August 2016, the Company repaid in full the 2014 loan and security agreement. Concurrently, the Company entered into a senior secured credit facility with a different financial institution in the amount of $120.0 million, consisting of a term loan facility of $115.0 million and a revolving loan facility of up to $5.0 million. The credit facility established first security for the financial institution over all assets of the Company and is subject to certain financial covenants. Borrowings under this agreement bear interest based on the adjusted LIBOR rate, as defined in the agreement with a 1% floor, plus an applicable margin of 8.0%. The maturity date on the term loan is August 16, 2021, with principal payment due in full on maturity date, and interest payments due quarterly. The agreement also requires prepayments in the case of certain events including: asset sales in excess of $1 million, proceeds from an initial public offering (“IPO”), proceeds in excess of $1 million from an insurance settlement, or proceeds from a new debt agreement. Beginning with the year ended December 31, 2017, an additional prepayment may be due related to excess cash flow for the respective measurement periods.

On June 28, 2017, the Company amended and restated its loan agreement to enter into a series of transactions in which the Company incurred $50.0 million of incremental debt which expanded the current facility to $167.5 million consisting of a $160.0 million term loan and a $7.5 million revolving credit facility, undrawn at close (the “New Financing”). Proceeds from the New Financing were used to partially fund $50.4 million in accumulated preferred stock dividends for shares of preferred stock through December 15, 2016. Borrowings under the New Financing agreement will bear interest based on the adjusted LIBOR rate, as defined in the agreement with a 1% floor, plus an applicable margin of 7.0%. The rate prevalent at December 31, 2017 was 8%, consisting of the 1% floor plus 7% margin and December 31, 2016 was 9.0%, consisting of the 1% floor plus 8% margin. The maturity date on the term loan remains August 16, 2021, with principal payment due in full at maturity and interest payments due quarterly. The agreement also requires prepayments in the case of certain events including: asset sales in excess of $1.0 million, proceeds from an IPO, proceeds in excess of $1.0 million from an insurance settlement, or proceeds from a new debt agreement. Beginning with the year ended December 31, 2017, an additional prepayment may be due related to excess cash flow for the respective measurement periods.

On October 5, 2017, in connection with our new corporate headquarters lease, we executed a standby letter of credit in the amount of $6.0 million. As a result, we had $1.5 million available under our revolving credit facility as of December 31, 2017.

The outstanding balance of the term loan at December 31, 2016 and December 31, 2017 was $110 million and $70 million, respectively. There was no outstanding balance of the revolving line of credit at December 31, 2016 and 2017. The Company was in compliance with all applicable covenants as of December 31, 2016 and 2017.

In 2017, the Company amended its existing credit facility in connection with the consummation of its initial public offering. Such amendment required that the Company use a portion of its net proceeds to repay $90.0 million of borrowings outstanding under our term loan facility to reduce the aggregate outstanding principal amount thereof to $70.0 million. This repayment was subject to a prepayment premium of 1.50% approximately $1.4 million, which is recorded as interest expense. As a result of this paydown, the Company incurred a $1.7 million loss on the modification and partial extinguishment of debt which was also recorded as interest expense in the accompanying consolidated statements of operations for the years ending December 31, 2017.

The Company has incurred total debt issuance costs of $4.5 million in connection with these loan and security agreements of which $1.4 million relates to the modified agreement. These costs are being amortized to interest expense over the life of the debt on a straight-line basis, which approximates the interest method. Amortization of debt issuance costs for existing loan and security agreement for the years ended December 31, 2015, 2016 and 2017 was approximately $0.1 million, $0.7 million and $0.7 million, respectively, was recorded in interest expense in the accompanying consolidated statements of operations. As of December 31, 2017, the consolidated balance sheet includes unamortized debt issuance costs of approximately $1.8 million included in long-term debt.

Aggregate maturities of the Company’s debt at December 31, 2017 are as follows:

(In thousands)
2018	$—
2019	116
2020	—
2021	70,000
2022	—

Total debt	$70,116
Less: deferred financing costs	(1,787)

Long-term debt, net	$68,329

Less: current portion	—

Long term debt	$68,329